Reverse Recapitalization and Acquisitions of subsidiaries - Narrative (Details)		12 Months Ended
	Mar. 14, 2025 JPY (¥) shares	Mar. 31, 2025 JPY (¥) shares	Mar. 31, 2024 JPY (¥)	Apr. 01, 2023 JPY (¥)	Mar. 14, 2025 $ / shares
Disclosure of detailed information about business combination [line items]
Net proceeds from reverse recapitalization		¥ 205,000,000	¥ 0	¥ 0
Cash-trust and cash, net of redemptions		4,780,000,000
Cash paid for the non-redemption and share forward agreement		1,593,000,000
Transaction costs and professional fees		¥ 2,982,000,000
Warrants issued (in shares) | shares		4,900,000
Professional services		¥ 4,595,000,000
Listing expense		13,714,000,000
Share listing and associated expenses		¥ 18,309,000,000
Next Finance Tech Co, Ltd.
Disclosure of detailed information about business combination [line items]
Percentage acquired	100.00%
Number of shares issued (in shares) | shares	1,111,450
Share price (in USD per share) | $ / shares					$ 6.53
Acquisition-related costs	¥ 11,000,000
Goodwill expected to be deductible for tax purposes	¥ 0